Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of property and straight-line method over their estimated useful lives	Depreciation of property and equipment are provided using the straight-line method over their estimated useful lives as follows:
Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

Schedule of disaggregates revenue
	Year ended March 31,
	2021	2022	2023
Category	Amount	Amount	Amount
	RMB	RMB	RMB
	(in thousands)
OEM/ODM	195,995	273,979	200,450
In-house brands	6,157	1,529	98
Face mask	44,747	-	-
Total	246,899	275,508	200,548

Schedule of basic net loss per share	Basic and diluted loss per share for each of the periods presented are calculated as follows:
	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Numerator:
Net loss attributable to UTime Limited, basic and diluted	(16,627)	(38,833)	(87,616)
Denominator:
Weighted average shares outstanding, basic and diluted	4,517,793	8,164,771	11,229,985
Net loss attributable to UTime Limited per ordinary share:
Basic and diluted	(3.68)	(4.76)	(7.80)